TAXES RECEOVERABLE (Tables)	3 Months Ended
Mar. 31, 2022
Schedule Of Income Taxes Recoverable And Canadian Sales Taxes
	March 31, 2022	December 31, 2021
VAT recoverable	$1,573	$790
GST recoverable	25	26
Income taxes recoverable	2,648	2,548
	$4,246	$3,364